Exit or Disposal Activities (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Summary of activity and remaining liabilities associated with qualified exit costs
The tables on the following pages summarize the activity and remaining liabilities associated with qualified exit costs:

Exit Plan	Balance at December 31, 2012	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2013
Paint Stores Group stores shutdown in 2013:
Severance and related costs		$1,004	$(27)		$977
Consumer Group facilities shutdown in 2013:
Severance and related costs		598			598
Global Finishes Group branches shutdown in 2013:
Severance and related costs		278	(25)		253
Latin America Coatings Group facilities shutdown in 2013:
Severance and related costs		123			123
Paint Stores Group stores shutdown in 2012:
Other qualified exit costs	$313		(68)	$(1)	244
Global Finishes Group facilities shutdown in 2012:
Severance and related costs	2,236	2,533	(2,592)		2,177
Other qualified exit costs	3,430	83	(3,530)	100	83
Global Finishes Group branches shutdown in 2011:
Other qualified exit costs	290		(222)		68
Other qualified exit costs for facilities shutdown prior to 2011	2,288		(955)	(36)	1,297
Totals	$8,557	$4,619	$(7,419)	$63	$5,820

Exit Plan	Balance at December 31, 2011	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2012
Paint Stores Group stores shutdown in 2012:
Other qualified exit costs		$313			$313
Global Finishes Group facility shutdown in 2012:
Severance and related costs		3,933	$(1,697)		2,236
Other qualified exit costs		3,430			3,430
Consumer Group manufacturing facilities shutdown in 2011:
Severance and related costs	$197		(133)	$(64)
Paint Stores Group stores shutdown in 2011:
Other qualified exit costs	156		(144)	(12)
Global Finishes Group branches shutdown in 2011:
Severance and related costs	129		(134)	5
Other qualified exit costs	470		(180)		290
Global Finishes Group branches shutdown in 2010:
Other qualified exit costs	955		(133)		822
Other qualified exit costs for facilities shutdown prior to 2010	8,493		(2,156)	(4,871)	1,466
Totals	$10,400	$7,676	$(4,577)	$(4,942)	$8,557

Exit Plan	Balance at January 1, 2011	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2011
Consumer Group manufacturing facilities shutdown in 2011:
Severance and related costs		$339	$(142)		$197
Paint Stores Group stores shutdown in 2011:
Other qualified exit costs		182	(26)		156
Global Finishes Group branches shutdown in 2011:
Severance and related costs		316	(187)		129
Other qualified exit costs		597	(127)		470
Global Finishes Group branches shutdown in 2010:
Other qualified exit costs	$1,114		(159)		955
Paint Stores Group stores shutdown in 2010:
Other qualified exit costs	4			$(4)
Paint Stores Group stores shutdown in 2009:
Other qualified exit costs	2,022		(805)	3	1,220
Global Finishes Group manufacturing facility and branches shutdown in 2009:
Other qualified exit costs	1,820		(918)	262	1,164
Consumer Group manufacturing facilities shutdown in 2009:
Other qualified exit costs	721		(245)	(74)	402
Other qualified exit costs for facilities shutdown prior to 2009	10,366		(3,572)	(1,087)	5,707
Totals	$16,047	$1,434	$(6,181)	$(900)	$10,400